UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08217

Name of Fund: BlackRock MuniHoldings New York Insured Fund, Inc. (MHN)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
MuniHoldings New York Insured Fund, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2010

Date of reporting period: 05/31/2010

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2010 (Unaudited)

BlackRock MuniHoldings New York Insured Fund, Inc. (MHN)

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds (000) Value
New York — 116.5%
Corporate — 8.2%
New York City Industrial Development
Agency, Refunding RB, Terminal One
Group Association Project, AMT,
5.50%, 1/01/24	$ 1,500	$ 1,536,855
New York Liberty Development Corp.,
RB, Goldman Sachs Headquarters,
5.25%, 10/01/35	1,500	1,507,860
New York State Energy Research &
Development Authority, RB, Lilco
Project, Series A (NPFGC), 5.15%,
3/01/16	2,000	2,032,980
New York State Energy Research &
Development Authority, Refunding RB,
Series A:
Brooklyn Union Gas/Keyspan, AMT
(FGIC), 4.70%, 2/01/24	7,340	7,346,753
Central Hudson Gas (AMBAC),
5.45%, 8/01/27	6,000	6,027,900
Suffolk County Industrial Development
Agency New York, RB, KeySpan, Port
Jefferson, AMT, 5.25%, 6/01/27	4,355	4,321,118
Suffolk County Industrial Development
Agency New York, Refunding RB,
Ogden Martin System Huntington,
AMT (AMBAC):
6.00%, 10/01/10	4,660	4,735,212
6.15%, 10/01/11	5,000	5,294,050
6.25%, 10/01/12	3,530	3,829,450
36,632,178
County/City/Special District/School District — 33.3%
City of New York New York, GO, Series B
(NPFGC):
5.75%, 8/01/10 (a)	1,740	1,773,965
5.75%, 8/01/13	540	550,130
City of Yonkers New York, GO, Series A
(FGIC), 5.75%, 10/01/10	1,795	1,846,050
Hudson Yards Infrastructure Corp., RB,
Series A:
(FGIC), 5.00%, 2/15/47	10,250	9,950,803
(NPFGC), 4.50%, 2/15/47	14,180	13,063,750

	Par
Municipal Bonds (000) Value
New York (continued)
County/City/Special District/School
District (continued)
New York City Health & Hospital Corp.,
Refunding RB, Health System,
Series A (NPFGC), 5.25%, 2/15/17	$ 2,000	$ 2,005,360
New York City Industrial Development
Agency, RB, PILOT:
CAB, Yankee Stadium (AGC), 6.50%,
3/01/39 (b)	1,380	264,325
Queens Baseball Stadium (AGC),
6.38%, 1/01/39	800	886,032
Queens Baseball Stadium (AMBAC),
5.00%, 1/01/31	3,500	3,269,385
Queens Baseball Stadium (AMBAC),
5.00%, 1/01/36	12,740	11,404,466
Queens Baseball Stadium (AMBAC),
5.00%, 1/01/39	4,000	3,550,560
Queens Baseball Stadium (AMBAC),
5.00%, 1/01/46	7,800	6,811,818
Yankee Stadium (FGIC), 5.00%,
3/01/46	9,500	9,073,545
Yankee Stadium (NPFGC), 5.00%,
3/01/36	3,950	3,876,728
New York City Transitional Finance
Authority, RB:
Fiscal 2008, Series S-1, 4.50%,
1/15/38	1,510	1,484,119
Fiscal 2009, Series S-1 (AGC),
5.50%, 7/15/38	4,000	4,372,120
Fiscal 2009, Series S-4 (AGC),
5.50%, 1/15/39	1,250	1,372,250
Future Tax Secured, Series C (FGIC),
5.00%, 2/01/33	10,000	10,296,700
Future Tax Secured, Series E
(NPFGC), 5.25%, 2/01/22	2,500	2,683,450
Series B (NPFGC), 5.50%,
2/01/11 (a)	695	724,857
Series B (NPFGC), 5.50%,
2/01/11 (a)	1,145	1,194,189
Series B (NPFGC), 5.50%, 2/01/13	110	114,696
Series S-2 (AGM), 5.00%, 1/15/37	3,750	3,886,725

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	American Capital Access Corp.	FHLMC	Federal Home Loan Mortgage Corp.
AGC	Assured Guaranty Corp.	FNMA	Federal National Mortgage Association
AGM	Assured Guaranty Municipal Corp.	GO	General Obligation Bonds
AMBAC	American Municipal Bond Assurance Corp.	HFA	Housing Finance Agency
AMT	Alternative Minimum Tax (subject to)	MRB	Mortgage Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.	NPFGC	National Public Finance Guarantee Corp.
CAB	Capital Appreciation Bonds	PILOT	Payment in Lieu of Taxes
CIFG	CDC IXIS Financial Guaranty	RB	Revenue Bonds
ERB	Education Revenue Bonds	SBPA	Stand-by Bond Purchase Agreement
FGIC	Financial Guaranty Insurance Co.	SONYMA	State of New York Mortgage Agency
FHA	Federal Housing Administration	VRDN	Variable Rate Demand Notes

BLACKROCK MUNIHOLDINGS NEW YORK INSURED FUND, INC.

MAY 31, 2010

1

Schedule of Investments (continued)

BlackRock MuniHoldings New York Insured Fund, Inc. (MHN)

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds (000) Value
New York (continued)
County/City/Special District/School
District (concluded)
New York City Transitional Finance
Authority, RB (concluded):
Series S-2 (NPFGC), 4.25%,
1/15/34	$ 4,830	$ 4,679,787
New York City Transitional Finance
Authority, Refunding RB, Series A
(FGIC), 5.00%, 11/15/26	1,000	1,047,170
New York Convention Center
Development Corp., RB, Hotel Unit
Fee Secured (AMBAC):
5.00%, 11/15/30	2,100	2,129,001
5.00%, 11/15/35	20,500	20,587,125
5.00%, 11/15/44	2,055	2,059,829
Oneida-Herkimer Solid Waste
Management Authority New York,
Refunding RB (AGM), 5.50%, 4/01/13	1,800	2,013,966
Sales Tax Asset Receivable Corp., RB,
Series A (AMBAC), 5.25%, 10/15/27	14,175	14,859,794
Syracuse Industrial Development
Agency New York, RB, Carousel Center
Project, Series A, AMT (Syncora),
5.00%, 1/01/36	10,000	7,113,900
148,946,595
Education — 12.1%
City of Troy New York, Refunding RB,
Rensselaer Polytechnic, Series A,
5.13%, 9/01/40	1,050	1,069,635
Madison County Industrial Development
Agency New York, RB, Colgate
University Project, Series A (AMBAC),
5.00%, 7/01/30	4,000	4,148,880
New York City Industrial Development
Agency, Refunding RB:
Nightingale-Bamford School
(AMBAC), 5.25%, 1/15/17	1,200	1,297,944
Polytechnic University Project (ACA),
5.25%, 11/01/37	2,160	1,940,587
New York City Transitional Finance
Authority, RB, Fiscal 2009, Series S-4
(AGC), 5.50%, 1/15/33	3,000	3,320,940
New York State Dormitory Authority, RB:
Mount Sinai School of Medicine,
5.13%, 7/01/39	3,090	3,106,593
Mount Sinai School of Medicine at
NYU (NPFGC), 5.00%, 7/01/35	6,100	6,091,033
New York University, Series 1
(AMBAC), 5.50%, 7/01/40	3,500	4,141,025
Pace University (NPFGC), 6.00%,
7/01/10 (a)	1,845	1,872,952
Pace University (NPFGC), 6.00%,
7/01/10 (a)	3,500	3,553,025
Siena College, 5.13%, 7/01/39	1,345	1,358,073

	Par
Municipal Bonds (000) Value
New York (continued)
Education (concluded)
Schenectady County Industrial
Development Agency, Refunding RB,
Union College Project, Series A
(AMBAC), 5.63%, 7/01/11 (a)	$ 3,000	$ 3,232,380
Trust for Cultural Resources, RB,
Carnegie Hall, Series A:
4.75%, 12/01/39	3,150	3,169,152
5.00%, 12/01/39	1,850	1,897,860
Trust for Cultural Resources, Refunding
RB, American Museum of Natural
History, Series A (NPFGC), 5.00%,
7/01/36	6,800	7,021,408
Westchester County Industrial
Development Agency New York, RB,
Purchase College Foundation
Housing, Series A (AMBAC), 5.75%,
12/01/31	7,000	7,066,220
54,287,707
Health — 6.9%
New York City Industrial Development
Agency, RB, Royal Charter, New York
Presbyterian (AGM), 5.75%,
12/15/29	7,965	8,478,902
New York State Dormitory Authority,
MRB, Montefiore Hospital (NPFGC),
5.00%, 8/01/33	1,000	1,012,810
New York State Dormitory Authority, RB:
Gustavus Adolphus Child & Family
Services, Inc., Series B (AMBAC),
5.50%, 7/01/18	2,058	2,084,754
Hudson Valley Hospital (BHAC),
5.00%, 8/15/36	5,000	5,252,750
New York & Presbyterian Hospital
(AGM), 5.25%, 2/15/31	1,500	1,557,795
New York & Presbyterian Hospital
(AGM), 5.00%, 8/15/36	4,000	4,075,720
New York State Rehabilitation
Association, Series A (CIFG), 5.25%,
7/01/19	1,180	1,210,361
New York State Rehabilitation
Association, Series A (CIFG), 5.13%,
7/01/23	1,000	1,006,340
North Shore-Long Island Jewish
Health System, Series A, 5.50%,
5/01/37	1,825	1,876,739
New York State Dormitory Authority,
Refunding RB:
St. Charles Hospital &
Rehabilitation Center, Series A
(NPFGC), 5.63%, 7/01/12	3,400	3,443,962
St. Luke's Roosevelt Hospital (FHA),
4.90%, 8/15/31	1,000	1,003,210
		31,003,343

2 BLACKROCK MUNIHOLDINGS NEW YORK INSURED FUND, INC.

MAY 31, 2010

Schedule of Investments (continued)

BlackRock MuniHoldings New York Insured Fund, Inc. (MHN)

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds (000) Value
New York (continued)
Housing — 4.3%
New York City Housing Development
Corp., RB, AMT:
Series C, 5.00%, 11/01/26	$ 1,250	$ 1,265,338
Series C, 5.05%, 11/01/36	2,000	1,912,840
Series H-1, 4.70%, 11/01/40	1,000	939,360
New York Mortgage Agency, RB,
Series 145, AMT, 5.13%, 10/01/37	1,000	1,005,370
New York Mortgage Agency, Refunding
RB:
Homeowner Mortgage, Series 67,
AMT (NPFGC), 5.70%, 10/01/17	2,140	2,142,568
Homeowner Mortgage, Series 83
(NPFGC), 5.55%, 10/01/27	2,100	2,101,428
Homeowner Mortgage, Series 97,
AMT, 5.50%, 4/01/31	840	843,150
Series 82, AMT (NPFGC), 5.65%,
4/01/30	825	825,429
Series 133, AMT, 4.95%, 10/01/21	685	695,850
Series 143, AMT, 4.90%, 10/01/37	965	932,499
Series 143, AMT (NPFGC), 4.85%,
10/01/27	2,000	2,003,340
New York State HFA, RB, St. Philip's
Housing, Series A, AMT (FNMA),
4.65%, 11/15/38	1,000	981,860
Yonkers Economic Development Corp.,
Refunding RB, Riverview II (FHLMC),
4.50%, 5/01/25	1,500	1,501,140
Yonkers Industrial Development Agency
New York, RB, Monastery Manor
Associates LP Project, AMT (SONYMA),
5.25%, 4/01/37	2,000	1,965,940
19,116,112
State — 10.8%
New York State Dormitory Authority, RB:
Master BOCES Program Lease
(AGC), 4.75%, 8/15/24	1,090	1,146,418
Master BOCES Program Lease
(AGC), 5.00%, 8/15/28	250	262,988
Mental Health Facilities, Series B,
5.25%, 2/15/14 (a)	1,550	1,744,385
Mental Health Services Facilities
Improvement, Series B (AGM),
5.00%, 2/15/33	4,500	4,703,085
Mental Health Services Facilities,
Series C, AMT (AGM), 5.40%,
2/15/33	5,650	5,720,512
School Districts Financing Program,
Series A (AGM), 5.00%, 10/01/35	450	465,898
School Districts Financing Program,
Series C (AGM), 5.00%, 10/01/37	2,500	2,583,575

	Par
Municipal Bonds (000) Value
New York (continued)
State (concluded)
New York State Dormitory Authority, RB
(concluded):
School Districts Financing Program,
Series D (NPFGC), 5.00%,
10/01/30	$ 1,240	$ 1,255,488
School Districts Financing Program,
Series E (NPFGC), 5.75%,
10/01/30	6,900	7,319,589
New York State Dormitory Authority,
Refunding RB:
School District Financing Program,
Series A (AGM), 5.00%, 10/01/35	5,000	5,196,650
Secured Hospital, North General
Hospital (Syncora), 5.75%, 2/15/17	2,000	2,147,260
New York State Thruway Authority, RB:
Second General, Series B, 5.00%,
4/01/27	1,000	1,071,570
Series A (AMBAC), 5.00%, 4/01/26	8,700	9,265,326
New York State Urban Development
Corp., RB (NPFGC):
Personal Income Tax, Series C-1,
5.00%, 3/15/13 (a)	3,000	3,338,430
State Personal Income Tax, State
Facilities, Series A-1, 5.00%,
3/15/29	2,000	2,086,160
48,307,334
Tobacco — 4.9%
Tobacco Settlement Financing Corp.
New York, RB, Asset-Backed,
Series A-1 (AMBAC):
5.25%, 6/01/20	5,000	5,416,850
5.25%, 6/01/21	13,275	14,251,111
5.25%, 6/01/22	2,000	2,137,980
21,805,941
Transportation — 23.8%
Hudson Yards Infrastructure Corp., RB:
(AGC), 5.00%, 2/15/47	7,370	7,466,694
Series A (AGC), 5.00%, 2/15/47	305	309,002
Series A (AGM), 5.00%, 2/15/47	6,000	6,089,100
Metropolitan Transportation Authority,
RB:
Series 2008C, 6.50%, 11/15/28	6,015	7,043,204
Transportation, Series A (NPFGC),
5.00%, 11/15/32	1,100	1,113,222
Metropolitan Transportation Authority,
Refunding RB:
Series A, 5.13%, 1/01/29	1,150	1,177,531
Series A (NPFGC), 5.25%,
11/15/31	2,500	2,558,450
Series C (AGM), 4.75%, 7/01/12 (a)	2,535	2,751,667

BLACKROCK MUNIHOLDINGS NEW YORK INSURED FUND, INC.

MAY 31, 2010

3

Schedule of Investments (continued)

BlackRock MuniHoldings New York Insured Fund, Inc. (MHN)

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds (000) Value
New York (continued)
Transportation (concluded)
Metropolitan Transportation Authority,
Refunding RB (concluded):
Transportation, Series F (NPFGC),
5.25%, 11/15/12 (a)	$ 6,300	$ 6,993,252
New York State Thruway Authority, RB:
Series F (AMBAC), 5.00%, 1/01/30	5,000	5,150,550
Series G (AGM), 4.75%, 1/01/29	1,250	1,276,000
Series G (AGM), 4.75%, 1/01/30	1,000	1,016,230
Series G (AGM), 5.00%, 1/01/32	5,225	5,395,283
Niagara Falls Bridge Commission,
Refunding RB, Bridge System,
Series A (AGC), 4.00%, 10/01/19	2,600	2,757,014
Port Authority of New York & New Jersey,
RB:
Consolidated 116th Series, 4.13%,
9/15/32	2,685	2,637,180
Consolidated 161st Series, 4.50%,
10/15/37	1,000	1,009,870
Special Project, JFK International Air
Terminal, Series 6, AMT (NPFGC),
6.25%, 12/01/11	3,000	3,106,290
Special Project, JFK International Air
Terminal, Series 6, AMT (NPFGC),
6.25%, 12/01/15	7,830	8,307,787
Special Project, JFK International Air
Terminal, Series 6, AMT (NPFGC),
5.90%, 12/01/17	4,000	4,024,640
Special Project, JFK International Air
Terminal, Series 6, AMT (NPFGC),
5.75%, 12/01/22	26,725	26,744,509
Triborough Bridge & Tunnel Authority,
RB:
Sub-Series A (NPFGC), 5.25%,
11/15/30	6,000	6,349,260
Subordinate Bonds (AMBAC),
5.00%, 11/15/28	2,465	2,557,684
105,834,419
Utilities — 12.4%
Long Island Power Authority, RB,
Series A (AMBAC), 5.00%, 9/01/29	3,000	3,081,900
Long Island Power Authority, Refunding
RB:
General, Series A (AGC), 6.00%,
5/01/33	1,500	1,697,985
General, Series B (AGM), 5.00%,
12/01/35	3,500	3,622,885
Series A (AGC), 5.75%, 4/01/39	1,000	1,122,070
New York City Municipal Water Finance
Authority, RB:
Series A (AMBAC), 5.00%, 6/15/35	3,500	3,579,240
Series A (NPFGC), 5.75%,
6/15/11 (a)	23,000	24,285,470
Series DD (AGM), 4.50%, 6/15/39	3,000	2,947,410

	Par
Municipal Bonds (000) Value
New York (concluded)
Utilities (concluded)
New York City Municipal Water Finance
Authority, Refunding RB:
Fiscal 2004, Series C (NPFGC),
5.00%, 6/15/35	$ 1,000	$ 1,029,470
Series A (AGM), 4.25%, 6/15/39	2,200	2,156,044
Series A (NPFGC), 5.13%, 6/15/34	1,250	1,305,862
Series F (AGM), 5.00%, 6/15/29	500	505,480
New York State Environmental Facilities
Corp., RB, Long Island Water Corp.
Project, Series A, AMT (NPFGC),
4.90%, 10/01/34	6,000	5,704,980
New York State Environmental Facilities
Corp., Refunding RB, Spring Valley
Water Co., Series B (AMBAC), 6.15%,
8/01/24	4,400	4,419,140
55,457,936
Total Municipal Bonds in New York		521,391,565
Guam — 1.1%
Transportation — 1.1%
Guam International Airport Authority,
Refunding RB, General, Series C, AMT
(NPFGC):
5.25%, 10/01/21	3,700	3,703,515
5.25%, 10/01/22 1,050 1,050,472
Total Municipal Bonds in Guam		4,753,987
Puerto Rico — 17.8%
County/City/Special District/School District — 0.8%
Puerto Rico Sales Tax Financing Corp.,
RB, First Sub-Series A (AGM), 5.00%,
8/01/40	1,905	1,948,891
Puerto Rico Sales Tax Financing Corp.,
Refunding RB, CAB, Series A (NPFGC),
5.78%, 8/01/41 (b)	11,000	1,729,640
3,678,531
Housing — 0.7%
Puerto Rico Housing Finance Authority,
Refunding RB, Subordinate, Capital
Fund Modernization, 5.13%,
12/01/27 3,000 3,023,640
State — 7.3%
Commonwealth of Puerto Rico, GO,
Refunding:
Public Improvement, Series A
(NPFGC), 5.50%, 7/01/20	1,970	2,131,619
Public Improvement, Series A
(NPFGC), 5.50%, 7/01/21	3,000	3,243,240
Public Improvement, Series A-4
(AGM), 5.25%, 7/01/30	1,400	1,457,666
Sub-Series C-7 (NPFGC), 6.00%,
7/01/27	2,000	2,162,040

4 BLACKROCK MUNIHOLDINGS NEW YORK INSURED FUND, INC.

MAY 31, 2010

Schedule of Investments (continued)

BlackRock MuniHoldings New York Insured Fund, Inc. (MHN)

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds (000) Value
Puerto Rico (concluded)
State (concluded)
Commonwealth of Puerto Rico, GO,
Refunding (concluded):
Sub-Series C-7 (NPFGC), 6.00%,
7/01/28	$ 4,000	$ 4,318,520
Puerto Rico Commonwealth
Infrastructure Financing Authority, RB,
CAB, Series A (b):
(AMBAC), 4.66%, 7/01/34	9,300	1,860,093
(AMBAC), 4.67%, 7/01/37	2,200	349,426
(FGIC), 4.62%, 7/01/31	10,280	2,606,905
(FGIC), 4.66%, 7/01/33	5,500	1,188,495
Puerto Rico Convention Center
Authority, RB, Series A (AMBAC),
5.00%, 7/01/31	3,270	3,252,963
Puerto Rico Highway & Transportation
Authority, Refunding RB, Series CC
(AGM):
5.50%, 7/01/31	4,000	4,374,240
5.25%, 7/01/32	2,000	2,113,220
Puerto Rico Public Buildings Authority,
Refunding RB, Government Facilities,
Series M-3 (NPFGC), 6.00%, 7/01/28	2,500	2,676,575
Puerto Rico Sales Tax Financing Corp.,
RB, First Sub-Series A, 5.75%,
8/01/37	1,000	1,063,650
32,798,652
Transportation — 6.2%
Puerto Rico Highway & Transportation
Authority, RB:
Series Y (AGM), 6.25%, 7/01/21	5,025	5,615,337
Subordinate (FGIC), 5.25%,
7/01/17	4,800	4,962,960
Puerto Rico Highway & Transportation
Authority, Refunding RB:
Series CC (AGM), 5.25%, 7/01/33	1,000	1,058,020
Series CC (AGM), 5.25%, 7/01/34	870	919,094
Series CC (AGM), 5.25%, 7/01/36	3,750	3,964,763
Series D, 5.75%, 7/01/12 (a)	10,000	10,989,500
27,509,674
Utilities — 2.8%
Puerto Rico Aqueduct & Sewer Authority,
RB, Senior Lien, Series A (AGC),
5.13%, 7/01/47	10,175	10,260,368
Puerto Rico Electric Power Authority, RB,
Series NN, 5.13%, 7/01/13 (a)	940	1,058,356
Puerto Rico Electric Power Authority,
Refunding RB, Series VV (NPFGC),
5.25%, 7/01/30	1,000	1,046,990
12,365,714
Total Municipal Bonds in Puerto Rico 79,376,211
Total Municipal Bonds – 135.4%		605,521,763

Municipal Bonds Transferred to Tender	Par
Option Bond Trusts (c) (000) Value
New York — 31.6%
County/City/Special District/School District — 8.1%
City of New York New York, GO:
Series J, 5.00%, 5/15/23	$ 6,800	$ 7,269,200
Sub-Series C-3 (AGC), 5.75%,
8/15/28	10,000	11,362,900
New York State Dormitory Authority, RB,
State University Dormitory Facilities,
Series A, 5.25%, 7/01/29	5,000	5,452,350
Sales Tax Asset Receivable Corp., RB,
Series A (AMBAC), 5.00%, 10/15/32	12,000	12,391,080
36,475,530
Education — 1.3%
New York State Dormitory Authority, RB,
New York University, Series A, 5.00%,
7/01/38 5,499 5,755,173
State — 1.3%
New York State Dormitory Authority,
ERB, Series B, 5.75%, 3/15/36 5,000 5,682,950
Transportation — 19.3%
Metropolitan Transportation Authority,
RB, Series A (NPFGC), 5.00%,
11/15/31	7,002	7,275,793
Metropolitan Transportation Authority,
Refunding RB, Series A (AGM):
5.00%, 11/15/30	5,010	5,152,785
5.75%, 11/15/32	29,000	30,880,940
New York State Thruway Authority, RB,
Series G (AGM), 5.00%, 1/01/32	9,500	10,263,420
New York State Thruway Authority,
Refunding RB, Series H (AGM), 5.00%,
1/01/37	8,500	8,820,195
Port Authority of New York & New Jersey,
RB, Consolidated, 155th Series, AMT
(AGM), 5.13%, 7/15/30	2,500	2,549,225
Triborough Bridge & Tunnel Authority,
Refunding RB (NPFGC):
5.25%, 11/15/23	12,000	12,815,760
5.00%, 11/15/32	8,309	8,582,119
86,340,237
Utilities — 1.6%
New York City Municipal Water Finance
Authority, RB:
Fiscal 2009, Series A, 5.75%,
6/15/40	4,004	4,541,024
Series FF-2, 5.50%, 6/15/40	2,399	2,676,102
7,217,126
Total Municipal Bonds Transferred to
Tender Option Bond Trusts – 31.6% 141,471,016
Total Long-Term Investments
(Cost – $735,438,342) – 167.0%		746,992,779

BLACKROCK MUNIHOLDINGS NEW YORK INSURED FUND, INC.

MAY 31, 2010

5

Schedule of Investments (concluded)

BlackRock MuniHoldings New York Insured Fund, Inc. (MHN)

(Percentages shown are based on Net Assets)

	Par
Short-Term Securities (000) Value
New York — 0.1%
City of New York New York, GO, VRDN,
Sub-Series A-6 (AGM Insurance,
Dexia Credit Local SBPA), 0.28%,
6/01/10 (d)	$ 375	$ 375,000
Money Market Fund — 1.3%	Shares
CMA New York Municipal Money Fund,
0.00% (e)(f) 5,863,171 5,863,171
Total Short-Term Securities
(Cost – $6,238,171) – 1.4% 6,238,171
Total Investments
(Cost – $741,676,512*) – 168.4%		753,230,950
Other Assets Less Liabilities – 2.1%		9,566,775
Liability for Trust Certificates, Including Interest
Expense and Fees Payable – (16.0)%		(71,752,964)
Preferred Shares, at Redemption Value – (54.5)%		(243,647,486)
Net Assets Applicable to Common Shares – 100.0% $		447,397,275

* The cost and unrealized appreciation (depreciation) of investments as of

May 31, 2010, as computed for federal income tax purposes, were as

Aggregate follows: cost	$ 670,583,493
Gross unrealized appreciation	$ 25,509,377
Gross unrealized depreciation	(14,574,520)
Net unrealized appreciation	$ 10,934,857

(a) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(c) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates.
These securities serve as collateral in a financing transaction.
(d) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(e) Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:

		Shares Held		Shares Held
		at August		at May 31,
	Affiliate	31, 2009	Net Activity	2010	Income
	CMA New York
	Municipal
	Money Fund	5,049,821	813,350	5,863,171	$ 1,307
(f)	Represents the current yield as of report date.

• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of May 31, 2010 in determining the fair valuation of the Fund’s investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Long-Term
Investments[1]	— $746,992,779		—	$ 746,992,779
Short-Term
Securities	$ 5,863,171	375,000	—	6,238,171
Total	$ 5,863,171 $747,367,779		—	$ 753,230,950

1See above Schedule of Investments for values in each sector.

6 BLACKROCK MUNIHOLDINGS NEW YORK INSURED FUND, INC.

MAY 31, 2010

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings New York Insured Fund, Inc.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock MuniHoldings New York Insured Fund, Inc.

Date: July 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings New York Insured Fund, Inc.

Date: July 23, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings New York Insured Fund, Inc.

Date: July 23, 2010